Supplement dated December 13, 2019

to the Prospectus dated May 1, 2014, as amended, for

NYLIAC Single Premium Variable Universal Life Insurance

Investing in

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the prospectus dated May 1, 2014, as amended (the “Prospectus”), for the variable universal life insurance policies offered through the separate account referenced above (the “Policies”). You should read this information carefully and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with your Prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

CHANGES APPLICABLE TO FLORIDA POLICIES ONLY

The purpose of this supplement is to note changes to the “State Variations” section of your Prospectus for the state of Florida. Effective as of December 13, 2019 the entry for the state of Florida in the section of the Prospectus entitled “State Variations—Variations by Jurisdiction (Series 1),” “State Variations—Variations by Jurisdiction (Series 2),” and “State Variations—Variations by Jurisdiction (Series 3) will be deleted in its entirety and replaced with the following:

Variations by Jurisdiction (Series 1)

Florida

Termination and Reinstatement - Late Period—If on a Monthly Deduction Day, your policy’s Cash Surrender Value, prior to deducting the monthly deduction charges for the next policy month, is less than or equal to zero, how the policy will continue will depend on whether or not a death benefit guarantee is in effect.

If the death benefit guarantee is in effect and there is no outstanding loan, the guarantee will be invoked immediately on the Monthly Deduction Day. We will send a notification to your last known address that the death benefit guarantee has been invoked and what death benefit guarantee amount will apply.

If the death benefit guarantee is in effect and there is an outstanding loan, you will be given the opportunity to repay the loan. We will notify you that if the loan, including any loan interest due, is not repaid within 45 days, the death benefit guarantee will be invoked on the Monthly Deduction Day following the expiration of 45 days. If not repaid, the amount of any outstanding loan and loan interest will be deducted from the death benefit guarantee amount.

Once the death benefit guarantee is invoked, no further charges will be deducted, and no surrender, partial withdrawals, loans, or changes of premium allocation election will be permitted. The death benefit guarantee amount will be paid when we receive proof that the Insured has died.

If there is no death benefit guarantee in effect, the policy will continue for a late period of 31 days after that Monthly Deduction Day on which your Cash Surrender Value is less than or equal to zero. If we do not receive sufficient payment before the end of the late period, the policy will end and there will be no more benefits under the policy. To inform you of this situation, we will mail a notice to you at your last known address (and the last known address of any assignee) at least 30 days before the end of the late period.

Variations by Jurisdiction (Series 2)

Florida

Termination and Reinstatement - Late Period—If on a Monthly Deduction Day, your policy’s Cash Surrender Value, prior to deducting the monthly deduction charges for the next policy month, is less than or equal to zero, how the policy will continue will depend on whether or not a death benefit guarantee is in effect.

If the death benefit guarantee is in effect and there is no outstanding loan, the policy will continue for a late period of 62 days after the Monthly Deduction Day on which the Cash Surrender Value is insufficient to cover the monthly deduction charge. To inform you of this situation, we will mail a notice to you at your last known address (and the last known address of any assignee) at least 31 days before the end of the late period. If you do not send us a premium payment postmarked by the end of the late period, the death benefit guarantee will be invoked immediately on the Monthly Deduction Day. We will send a notification to your last known address that the death benefit guarantee has been invoked and what death benefit guarantee amount will apply.

If the death benefit guarantee is in effect and there is an outstanding loan, you will be given the opportunity to repay the loan. We will notify you that if the loan, including any loan interest due, is not repaid within 62 days, the death benefit guarantee will be invoked on the Monthly Deduction Day following the expiration of 62 days. If not repaid, the amount of any outstanding loan and loan interest will be deducted from the death benefit guarantee amount.

Once the death benefit guarantee is invoked, no further charges will be deducted, and no surrender, partial withdrawals, loans, or changes of premium allocation election will be permitted. The death benefit guarantee amount will be paid when we receive proof that the Insured has died.

If there is no death benefit guarantee in effect, the policy will continue for a late period of 31 days after that Monthly Deduction Day on which your Cash Surrender Value is less than or equal to zero. If you do not send us a premium payment postmarked by the end of the late period, the policy will end and there will be no more benefits under the policy. To inform you of this situation, we will mail a notice to your last known address (and the last known address of any assignee) at least 30 days before the end of the late period.

Variations by Jurisdiction (Series 3)

Florida

Termination and Reinstatement - Late Period—If on a Monthly Deduction Day, your policy’s Cash Surrender Value, prior to deducting the monthly deduction charges for the next policy month, is less than or equal to zero, how the policy will continue will depend on whether or not a death benefit guarantee is in effect.

If the death benefit guarantee is in effect and there is no outstanding loan, the policy will continue for a late period of 62 days after the Monthly Deduction Day on which the Cash Surrender Value is insufficient to cover the monthly deduction charge. To inform you of this situation, we will mail a notice to you at your last known address (and the last known address of any assignee) at least 31 days before the end of the late period. If you do not send us a premium payment postmarked by the end of the late period, the death benefit guarantee will be invoked on the Monthly Deduction Day following the expiration of the 62-day late period. We will send a notification to your last known address that the death benefit guarantee has been invoked and what death benefit guarantee amount will apply.

If the death benefit guarantee is in effect and there is an outstanding loan, you will be given the opportunity to repay the loan. The policy will continue for a late period of 62 days after the Monthly

Deduction Day on which the Cash Surrender Value is insufficient to cover the monthly deduction charges. To inform you of this situation, we will mail a notice to you at your last known address (and the last known address of any assignee) at least 31 days before the end of the late period requesting payment of the additional premium amount, including the loan amount and any loan interest due, necessary to keep the policy in force. If you do not send us the required payment, postmarked by the end of the late period, the death benefit guarantee will be invoked on the Monthly Deduction Day following the expiration of the 62-day late period. We will send a notification to your last known address that the death benefit guarantee has been invoked and what death benefit guarantee amount applies. If not repaid, the amount of any outstanding loan and loan interest will be deducted from the death benefit guarantee amount.

Once the death benefit guarantee is invoked, no further charges will be deducted, and no surrender, partial withdrawals, loans, or changes of premium allocation election will be permitted. The death benefit guarantee amount will be paid when we receive proof that the Insured has died.

If there is no death benefit guarantee in effect, the policy will continue for a late period of 31 days after that Monthly Deduction Day on which your Cash Surrender Value is less than or equal to zero. To inform you of this situation, we will mail a notice to your last known address (and the last known address of any assignee) at least 30 days before the end of the late period. If you do not send us a premium payment postmarked by the end of the late period, the policy will end and there will be no more benefits under the policy.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010